NET LOSS PER SHARE (Tables)	12 Months Ended
Sep. 30, 2025
Net loss per share attributable to shareholders of the Company
SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE

The table below shows the computation of basic and diluted net loss per share for the fiscal years ended September 30, 2025, 2024, and 2023 (in thousands except per share data):

	For the Fiscal Years Ended September 30,
	2025	2024	2023
Numerator:
Net loss attributable to common shareholders	¥(626,312)	¥(479,921)	¥(633,956)
Denominator:
Weighted average number of common shares outstanding, basic and diluted	916,550	359,604	236,094
Basic and diluted net loss per share	¥(683.34)	¥(1,334.58)	¥(2,685.19)
Antidilutive shares excluded from computation of net loss per share	30,756	-	-